SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Other Long-Term Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Long-term tax accrual	$ 871	$ 1,174
Deferred revenue	15	32
Other	3,092	3,973
Other long-term liabilities	$ 3,978	$ 5,179